Convertible Notes	6 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 12 – CONVERTIBLE NOTES

On March 16, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (“Investor”) pursuant to which the Company issued an unsecured convertible promissory note with a 12-months maturity (the “2022 Convertible Note”) to Investor. The 2022 Convertible Note has the original principal amount of $2,804,848 including the original issue discount of $168,291 and Investor’s legal and other transaction costs of $20,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company fails to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which Lender has the right to convert all or any portion of the Outstanding Balance into Ordinary Shares is $0.30 per share (the “Lender Conversion Price”).

●	Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.

In accounting for the issuance of the 2022 Convertible Note, the Company separated the 2022 Convertible Note into liability and equity components. The carrying amount of the equity component representing the conversion option was $418,410. Equity component was determined by deducting the fair value of the liability component from the par value of the 2022 Convertible Note. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the 2022 Convertible Note.

Debt issuance costs related to the 2022 Convertible Note comprised of commissions paid to third party placement agent, lawyers, and warrants value of $448,291. The Company allocated the total amount incurred to the liability and equity components of the 2022 Convertible Note based on their relative values. Issuance costs attributable to the liability component were $381,418 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $66,873 and netted with the equity component in stockholders’ equity of $418,410.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2022 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$1,409,848	(203,741)	$1,206,107

Net carrying amount of the liability component Convertible Note dated as of March 31, 2022 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note - short-term	$2,804,848	(769,901)	$2,034,947

Net carrying amount of the equity component of the Convertible Note as of September 30, 2022 and March 31, 2022 were as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note – equity portion	$418,410	(66,873)	$351,537

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2022 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$311,642	$72,880	$384,522

For the six months ended September 30, 2022, 1,265,503 ordinary shares were issued with a fair value of $1,140,482 for convertible notes principal and interest partial settlement.

The effective interest rate to derive the liability component fair value is 44.2% for the Convertible Notes.